STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS’ EQUITY

11. STOCKHOLDERS’ DEFICIT

Authorized Capital

The Company is authorized to issue two hundred million (200,000,000) shares of Common Stock, par value $0.001 per share and ten million (10,000,000) shares of preferred stock, par value $0.001 per share, of which twenty-five thousand shares (25,000) have been designed as Series A Convertible Redeemable Preferred Stock, par value $0.001 per share and the remaining authorized shares of preferred stock are “blank check” shares and can be issued with various rights as determined by the Board. The number of authorized shares of any class or classes of stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of at least a majority of the voting power of the issued and outstanding shares of Common Stock of the Corporation, voting together as a single class. As of September 30, 2022 and December 31, 2021, there were 161,704,695 shares of Common Stock issued and outstanding and as of September 30, 2022 and December 31, 2021, there were 25,000 shares of series A preferred stock issued and outstanding.

On September 5, 2022, the Company entered into an amendment to the Agreement, pursuant to which the Company agreed to (i) use commercially reasonable efforts to effectuate a distribution by the Parent of 140,000,000 shares of common stock beneficially owned by the Parent (the “Distribution”) and, (ii) to issue to Parent warrants to purchase an equivalent number of shares of common stock to be issued in the Distribution (the “Warrants”). The Distribution has not yet occurred.

On September 12, 2022, the Company’s board of directors and the holder of a majority of the voting power of the Company executed written consents approving an amendment to the Company’s Articles of Incorporation to increase the amount of authorized shares of Common Stock from 200,000,000 to 750,000,000. The increase in authorized shares will be effective upon the filing of a certificate of amendment to the Articles of Incorporation, which, as of the date of this filing, has not been made. The additional shares of Common Stock, when effective, will have the same rights as the previously authorized shares, including the right to cast one vote per share of Common Stock.

Common Stock

The holders of our Common Stock have equal ratable rights to dividends from funds legally available therefor, when, as and if declared by our board of directors. Holders of Common Stock are also entitled to share ratably in all of our assets available for distribution to holders of Common Stock upon liquidation, dissolution or winding up of our affairs.

The holders of shares of our Common Stock do not have cumulative voting rights, which means that the holders of more than 50% of such outstanding shares, voting for the election of directors, can elect all of the directors to be elected, if they so choose, and in such event, the holders of the remaining shares will not be able to elect any of our directors. The holders of 50% of the outstanding Common Stock constitute a quorum at any meeting of shareholders, and the vote by the holders of a majority of the outstanding shares or a majority of the shareholders at a meeting at which quorum exists are required to effect certain fundamental corporate changes, such as liquidation, merger or amendment of our articles of incorporation.

Except as otherwise required by law or as may be provided by the resolutions of the Board of Directors authorizing the issuance of Common Stock, all rights to vote and all voting power shall be vested in the holders of Common Stock. Each share of Common Stock shall entitle the holder thereof to one vote.

Upon any liquidation, dissolution or winding-up of the corporation, whether voluntary or involuntary, the remaining net assets of the Company shall be distributed pro rata to the holders of the Common Stock.

Series A Preferred Stock

There are 25,000 shares of Series A Preferred Stock issued and outstanding. Each share of Series A Preferred Stock has a stated value of $1,000, for an aggregate value of $25 million.

In the event that the Company is liquidated, dissolved or wound up, then before any distribution or payment is made to the holders of any Common Stock or any other class or series of junior stock, the holders of Series A Preferred Stock are entitled to receive liquidating distributions in an amount equal to the stated value for each share of Series A Preferred Stock held by such holders.

Dividends on the Series A Preferred Stock accrue daily and are in cumulative form, and including, the date of original issue and shall be payable quarterly on the last day of each calendar quarter out of funds legally available therefore, at the rate of eight percent (8%) per annum based on a 360 day calendar year.

Each holder shall be entitled to vote on an “as converted” basis with holders of outstanding shares of our common stock, voting together as a single class, with respect to any and all matters presented to the stockholders for their action or consideration. For so long as the holder shall continue to hold any shares of Series A Preferred Stock issued to it on the date of the Acquisition, the holder shall be entitled to elect a number of directors to the Board of Directors equal to a percentage determined by the number of Series A Preferred Stock beneficially owned by the holders, determined on an “as converted” basis, divided by the sum of the number of shares of Common Stock outstanding plus the number of Series A Preferred Stock outstanding on an “as converted” basis, provided, that the number of directors that the holders are entitled to elect shall never be less than a majority of our board of directors.

Upon the one-year anniversary of the Acquisition, the shares of Series A Preferred Stock shall be subject to redemption in cash at the option of the holder in an amount per share equal to the stated value plus all accrued and unpaid dividends thereon. In accordance with FASB ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”), paragraph 10-S99, redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Accordingly, all of the shares of Series A Preferred Stock are presented as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets.

T U R N O N G R E E N I N C [Member]
STOCKHOLDERS’ EQUITY

11. STOCKHOLDERS’ EQUITY

Authorized Capital

This Corporation is authorized to issue four hundred million (400,000,000) shares of Class A Common Stock, par value $0.001 per share, fifty million (50,000,000) shares of Class B Common Stock, par value $0.001 per share, (collectively, the “Common Stock”) and fifty million shares (50,000,000) shares of Preferred Stock, par value $0.001 per share (the “Preferred Stock”). The number of authorized shares of any class or classes of stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of at least a majority of the voting power of the issued and outstanding shares of Common Stock of the Corporation, voting together as a single class. As of December 31, 2021 and 2020, there was 1,000 shares of “Common Stock” issued and outstanding and held by one shareholder.